Trade and other payables: amounts falling due after more than one year (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2022	2021
	£m	£m
Trade payables	11,182.3	10,596.9
Deferred income	1,599.0	1,334.0
Payments due to vendors (earnout agreements)	62.0	85.6
Liabilities in respect of put option agreements with vendors	18.8	58.4
Fair value of derivatives	58.0	6.4
Share repurchases - close period commitments[1]	—	211.7
Other creditors and accruals	2,914.8	2,959.3
	15,834.9	15,252.3
Note
[1]During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
The following are included in trade and other payables falling due after more than one year:

	2022	2021
	£m	£m
Payments due to vendors (earnout agreements)	98.1	111.1
Liabilities in respect of put option agreements with vendors	323.3	333.1
Fair value of derivatives	—	47.2
Other creditors and accruals	69.5	128.5
	490.9	619.9

Maturity Analysis for Non-derivative Financial Liabilities
The following table sets out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2022	2021
	£m	£m
Within one year	62.0	85.6
Between one and two years	19.5	24.0
Between two and three years	27.6	35.7
Between three and four years	28.6	51.4
Between four and five years	22.4	—
	160.1	196.7

Summary of Future Anticipated Cash Flows in Relation to Liabilities in Respect of Put Options
The following table is an analysis of future anticipated cash flows in relation to liabilities in respect of put option agreements with vendors at 31 December:

	2022	2021
	£m	£m
Within one year	18.8	58.4
Between one and two years	5.2	15.1
Between two and three years	76.6	14.4
Between three and four years	99.2	99.0
Between four and five years	74.8	76.6
Over five years	67.5	128.0
	342.1	391.5